OPERATING SEGMENT (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		4 Months Ended	12 Months Ended		5 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014 segment	Dec. 31, 2013	Aug. 30, 2012
OPERATING SEGMENT
Number of reportable segments				1
OPERATING SEGMENT
Revenues	$ 653,124	$ 622,758	$ 811,492	$ 2,695,390	$ 2,749,428
Total long-term assets				4,256,109	4,205,344
Predecessor
OPERATING SEGMENT
Revenues						1,206,072
U.S.
OPERATING SEGMENT
Revenues			808,378	2,688,230	2,741,717
Total long-term assets				4,255,866	4,204,490
U.S. | Predecessor
OPERATING SEGMENT
Revenues						1,202,179
Canada
OPERATING SEGMENT
Revenues			3,114	7,160	7,711
Total long-term assets				243	854
Canada | Predecessor
OPERATING SEGMENT
Revenues						$ 3,893